First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 47.5%
	Aerospace & Defense – 2.9%
$1,000,000	Boeing (The) Co.	1.43%	02/04/24	$966,442
500,000	Boeing (The) Co.	2.75%	02/01/26	474,744
1,000,000	Boeing (The) Co.	2.20%	02/04/26	928,257
500,000	Boeing (The) Co.	2.70%	02/01/27	460,935
500,000	Boeing (The) Co.	3.25%	02/01/28	466,144
250,000	Boeing (The) Co.	3.20%	03/01/29	228,599
500,000	Boeing (The) Co.	2.95%	02/01/30	441,712
500,000	Boeing (The) Co.	3.63%	02/01/31	458,479
1,000,000	Boeing (The) Co.	5.71%	05/01/40	1,012,639
1,500,000	Boeing (The) Co.	3.75%	02/01/50	1,138,138
1,000,000	Lockheed Martin Corp.	5.10%	11/15/27	1,039,089
2,000,000	Lockheed Martin Corp.	5.25%	01/15/33	2,137,647
1,000,000	Lockheed Martin Corp.	5.70%	11/15/54	1,140,871
1,000,000	Lockheed Martin Corp.	5.90%	11/15/63	1,174,236
500,000	Northrop Grumman Corp.	2.93%	01/15/25	484,382
500,000	Northrop Grumman Corp.	3.25%	01/15/28	475,306
500,000	Northrop Grumman Corp.	4.70%	03/15/33	505,424
750,000	Northrop Grumman Corp.	4.03%	10/15/47	654,643
250,000	Northrop Grumman Corp.	5.25%	05/01/50	259,285
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	998,415
500,000	Raytheon Technologies Corp.	5.00%	02/27/26	507,824
1,000,000	Raytheon Technologies Corp.	3.13%	05/04/27	949,306
1,873,000	Raytheon Technologies Corp.	2.38%	03/15/32	1,576,653
2,500,000	Raytheon Technologies Corp.	5.15%	02/27/33	2,603,199
1,000,000	Raytheon Technologies Corp.	4.63%	11/16/48	952,057
1,500,000	Raytheon Technologies Corp.	3.13%	07/01/50	1,120,657
1,000,000	Raytheon Technologies Corp.	2.82%	09/01/51	695,172
2,500,000	Raytheon Technologies Corp.	5.38%	02/27/53	2,634,958
				26,485,213
	Air Freight & Logistics – 0.4%
1,750,000	FedEx Corp.	3.25%	05/15/41	1,336,361
1,000,000	United Parcel Service, Inc.	4.88%	03/03/33	1,026,979
1,000,000	United Parcel Service, Inc.	5.05%	03/03/53	1,030,027
				3,393,367
	Banks – 7.6%
2,050,000	Bank of America Corp. (a)	1.84%	02/04/25	1,989,707
2,000,000	Bank of America Corp. (a)	0.98%	04/22/25	1,906,378
750,000	Bank of America Corp. (a)	2.02%	02/13/26	703,272
2,500,000	Bank of America Corp. (a)	3.38%	04/02/26	2,398,692
950,000	Bank of America Corp.	3.50%	04/19/26	913,924
1,000,000	Bank of America Corp. (a)	1.20%	10/24/26	898,909
2,500,000	Bank of America Corp. (a)	5.08%	01/20/27	2,494,096
500,000	Bank of America Corp. (a)	3.56%	04/23/27	475,303
450,000	Bank of America Corp. (a)	2.55%	02/04/28	409,747
475,000	Bank of America Corp. (a)	4.38%	04/27/28	459,852
1,000,000	Bank of America Corp. (a)	4.95%	07/22/28	995,114
1,000,000	Bank of America Corp. (a)	2.09%	06/14/29	861,934
500,000	Bank of America Corp. (a)	4.27%	07/23/29	481,801
500,000	Bank of America Corp. (a)	3.97%	02/07/30	467,805
500,000	Bank of America Corp. (a)	3.19%	07/23/30	444,782
500,000	Bank of America Corp. (a)	2.88%	10/22/30	435,323
500,000	Bank of America Corp. (a)	1.90%	07/23/31	401,280
1,000,000	Bank of America Corp. (a)	1.92%	10/24/31	798,221

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (a)	2.57%	10/20/32	$409,004
750,000	Bank of America Corp. (a)	2.97%	02/04/33	632,071
500,000	Bank of America Corp. (a)	4.57%	04/27/33	476,323
1,000,000	Bank of America Corp. (a)	5.02%	07/22/33	989,767
1,500,000	Bank of America Corp. (a)	2.48%	09/21/36	1,140,207
500,000	Bank of America Corp. (a)	4.08%	04/23/40	435,879
1,000,000	Bank of America Corp. (a)	2.68%	06/19/41	708,292
2,000,000	Bank of America Corp. (a)	3.31%	04/22/42	1,550,898
500,000	Bank of America Corp. (a)	3.95%	01/23/49	406,717
500,000	Bank of America Corp. (a)	4.33%	03/15/50	429,553
500,000	Bank of America Corp. (a)	2.83%	10/24/51	327,223
750,000	Bank of America Corp. (a)	2.97%	07/21/52	506,395
2,000,000	Citigroup, Inc. (a)	2.01%	01/25/26	1,884,612
500,000	Citigroup, Inc. (a)	3.11%	04/08/26	478,357
3,000,000	Citigroup, Inc. (a)	1.12%	01/28/27	2,676,380
3,000,000	Citigroup, Inc. (a)	1.46%	06/09/27	2,666,016
500,000	Citigroup, Inc. (a)	3.98%	03/20/30	466,473
1,000,000	Citigroup, Inc. (a)	2.98%	11/05/30	876,331
500,000	Citigroup, Inc. (a)	2.67%	01/29/31	427,099
2,000,000	Citigroup, Inc. (a)	2.56%	05/01/32	1,660,626
1,000,000	Citigroup, Inc. (a)	3.06%	01/25/33	846,997
500,000	Citigroup, Inc. (a)	3.88%	01/24/39	425,611
1,500,000	Citigroup, Inc. (a)	2.90%	11/03/42	1,075,598
750,000	Citigroup, Inc.	4.75%	05/18/46	665,226
500,000	Citigroup, Inc.	4.65%	07/23/48	464,223
1,000,000	JPMorgan Chase & Co. (a)	0.56%	02/16/25	958,806
2,000,000	JPMorgan Chase & Co. (a)	0.82%	06/01/25	1,896,286
3,500,000	JPMorgan Chase & Co. (a)	0.97%	06/23/25	3,317,543
500,000	JPMorgan Chase & Co. (a)	2.30%	10/15/25	478,384
500,000	JPMorgan Chase & Co. (a)	2.60%	02/24/26	474,164
1,000,000	JPMorgan Chase & Co. (a)	4.08%	04/26/26	982,369
500,000	JPMorgan Chase & Co. (a)	1.05%	11/19/26	446,614
500,000	JPMorgan Chase & Co. (a)	1.04%	02/04/27	446,685
500,000	JPMorgan Chase & Co. (a)	1.58%	04/22/27	449,615
1,000,000	JPMorgan Chase & Co. (a)	1.47%	09/22/27	882,800
550,000	JPMorgan Chase & Co. (a)	2.95%	02/24/28	510,294
975,000	JPMorgan Chase & Co. (a)	4.32%	04/26/28	952,233
500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	499,524
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	468,265
1,000,000	JPMorgan Chase & Co. (a)	2.07%	06/01/29	868,407
500,000	JPMorgan Chase & Co. (a)	4.20%	07/23/29	483,403
500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	465,319
1,000,000	JPMorgan Chase & Co. (a)	2.58%	04/22/32	842,154
1,000,000	JPMorgan Chase & Co. (a)	2.96%	01/25/33	855,875
1,000,000	JPMorgan Chase & Co. (a)	4.59%	04/26/33	969,149
1,000,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	994,831
1,000,000	JPMorgan Chase & Co. (a)	2.53%	11/19/41	691,858
2,000,000	JPMorgan Chase & Co. (a)	3.16%	04/22/42	1,523,782
500,000	JPMorgan Chase & Co. (a)	4.26%	02/22/48	435,778
750,000	JPMorgan Chase & Co. (a)	3.96%	11/15/48	622,277
500,000	JPMorgan Chase & Co. (a)	3.90%	01/23/49	410,809
2,000,000	JPMorgan Chase & Co. (a)	3.33%	04/22/52	1,469,491
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.07%	01/24/34	987,307
1,000,000	Truist Financial Corp. (a)	4.87%	01/26/29	975,968
1,000,000	Truist Financial Corp. (a)	5.12%	01/26/34	976,065

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$3,500,000	US Bancorp (a)	4.84%	02/01/34	$3,398,166
				69,896,239
	Beverages – 0.7%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	871,908
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,076,398
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.75%	01/23/29	255,446
1,000,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%	01/23/31	1,030,840
750,000	Anheuser-Busch InBev Worldwide, Inc.	4.38%	04/15/38	712,884
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.35%	06/01/40	232,415
1,182,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,116,672
250,000	Anheuser-Busch InBev Worldwide, Inc.	5.55%	01/23/49	268,417
250,000	Anheuser-Busch InBev Worldwide, Inc.	5.80%	01/23/59	274,871
1,000,000	Constellation Brands, Inc.	4.75%	05/09/32	988,709
				6,828,560
	Biotechnology – 2.6%
1,000,000	AbbVie, Inc.	2.60%	11/21/24	965,480
500,000	AbbVie, Inc.	3.80%	03/15/25	492,082
2,000,000	AbbVie, Inc.	2.95%	11/21/26	1,904,263
1,225,000	AbbVie, Inc.	4.05%	11/21/39	1,095,810
275,000	AbbVie, Inc.	4.40%	11/06/42	251,550
300,000	AbbVie, Inc.	4.70%	05/14/45	281,337
250,000	AbbVie, Inc.	4.88%	11/14/48	240,897
1,000,000	AbbVie, Inc.	4.25%	11/21/49	883,375
1,000,000	Amgen, Inc.	5.51%	03/02/26	1,004,311
5,000,000	Amgen, Inc.	5.15%	03/02/28	5,107,771
500,000	Amgen, Inc.	2.45%	02/21/30	436,119
500,000	Amgen, Inc.	5.25%	03/02/30	511,566
1,000,000	Amgen, Inc.	2.00%	01/15/32	814,604
500,000	Amgen, Inc.	3.35%	02/22/32	451,579
1,000,000	Amgen, Inc.	5.25%	03/02/33	1,027,946
750,000	Amgen, Inc.	3.15%	02/21/40	589,130
1,000,000	Amgen, Inc.	2.80%	08/15/41	731,071
3,000,000	Amgen, Inc.	5.60%	03/02/43	3,093,139
750,000	Amgen, Inc.	3.38%	02/21/50	564,527
500,000	Amgen, Inc.	4.20%	02/22/52	424,726
2,500,000	Amgen, Inc.	5.65%	03/02/53	2,604,292
				23,475,575
	Capital Markets – 5.2%
500,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	492,739
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	591,742
965,000	Goldman Sachs Group (The), Inc.	3.00%	03/15/24	944,008
3,000,000	Goldman Sachs Group (The), Inc. (a)	0.93%	10/21/24	2,919,757
1,925,000	Goldman Sachs Group (The), Inc.	5.70%	11/01/24	1,939,756
500,000	Goldman Sachs Group (The), Inc. (a)	1.76%	01/24/25	484,101
500,000	Goldman Sachs Group (The), Inc.	3.50%	04/01/25	485,779
500,000	Goldman Sachs Group (The), Inc. (a)	0.86%	02/12/26	458,020
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	535,056
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	477,972
500,000	Goldman Sachs Group (The), Inc. (a)	1.09%	12/09/26	448,119
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	724,172

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$1,000,000	Goldman Sachs Group (The), Inc. (a)	1.43%	03/09/27	$895,753
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.54%	09/10/27	880,536
1,500,000	Goldman Sachs Group (The), Inc. (a)	1.95%	10/21/27	1,341,537
950,000	Goldman Sachs Group (The), Inc. (a)	2.64%	02/24/28	867,438
5,000,000	Goldman Sachs Group (The), Inc. (a)	4.48%	08/23/28	4,894,323
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	470,100
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	479,481
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	429,472
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.99%	01/27/32	799,527
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.62%	04/22/32	833,615
1,500,000	Goldman Sachs Group (The), Inc. (a)	2.65%	10/21/32	1,240,415
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.10%	02/24/33	859,535
500,000	Goldman Sachs Group (The), Inc. (a)	4.02%	10/31/38	433,324
500,000	Goldman Sachs Group (The), Inc. (a)	4.41%	04/23/39	450,513
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.21%	04/22/42	754,827
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/21/42	717,230
500,000	Goldman Sachs Group (The), Inc. (a)	3.44%	02/24/43	386,392
1,500,000	Morgan Stanley (a)	3.62%	04/17/25	1,473,277
1,000,000	Morgan Stanley (a)	0.86%	10/21/25	928,225
1,000,000	Morgan Stanley (a)	1.16%	10/21/25	934,491
800,000	Morgan Stanley	3.88%	01/27/26	781,260
500,000	Morgan Stanley (a)	2.19%	04/28/26	469,390
1,000,000	Morgan Stanley (a)	4.68%	07/17/26	987,729
500,000	Morgan Stanley (a)	5.05%	01/28/27	498,998
1,000,000	Morgan Stanley (a)	1.59%	05/04/27	896,934
1,000,000	Morgan Stanley (a)	2.48%	01/21/28	914,342
1,050,000	Morgan Stanley (a)	4.21%	04/20/28	1,020,149
500,000	Morgan Stanley (a)	3.77%	01/24/29	473,943
1,000,000	Morgan Stanley (a)	5.12%	02/01/29	1,008,724
500,000	Morgan Stanley (a)	4.43%	01/23/30	482,491
500,000	Morgan Stanley (a)	2.70%	01/22/31	430,971
1,000,000	Morgan Stanley (a)	1.93%	04/28/32	787,342
2,500,000	Morgan Stanley (a)	2.24%	07/21/32	2,007,715
1,000,000	Morgan Stanley (a)	2.51%	10/20/32	819,913
1,000,000	Morgan Stanley (a)	2.94%	01/21/33	847,952
1,000,000	Morgan Stanley (a)	4.89%	07/20/33	983,495
1,000,000	Morgan Stanley (a)	2.48%	09/16/36	760,348
500,000	Morgan Stanley (a)	5.30%	04/20/37	471,822
500,000	Morgan Stanley (a)	3.97%	07/22/38	442,011
500,000	Morgan Stanley (a)	4.46%	04/22/39	457,658
1,000,000	Morgan Stanley (a)	3.22%	04/22/42	773,270
1,000,000	Morgan Stanley (a)	2.80%	01/25/52	661,374
				47,549,063
	Chemicals – 0.2%
250,000	Dow Chemical (The) Co.	2.10%	11/15/30	208,743
250,000	Dow Chemical (The) Co.	4.80%	05/15/49	222,533
500,000	International Flavors & Fragrances, Inc. (b)	1.83%	10/15/27	424,782
500,000	International Flavors & Fragrances, Inc. (b)	3.27%	11/15/40	356,535
500,000	International Flavors & Fragrances, Inc. (b)	3.47%	12/01/50	340,558
				1,553,151
	Diversified Telecommunication Services – 1.8%
3,000,000	AT&T, Inc.	1.70%	03/25/26	2,761,413
500,000	AT&T, Inc.	2.30%	06/01/27	458,361

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$500,000	AT&T, Inc.	1.65%	02/01/28	$439,444
462,000	AT&T, Inc.	4.30%	02/15/30	449,090
500,000	AT&T, Inc.	2.75%	06/01/31	431,105
500,000	AT&T, Inc.	2.25%	02/01/32	408,975
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,120,436
1,186,000	AT&T, Inc.	3.50%	09/15/53	862,576
504,000	AT&T, Inc.	3.55%	09/15/55	362,413
1,044,000	AT&T, Inc.	3.65%	09/15/59	747,359
1,500,000	Verizon Communications, Inc.	1.45%	03/20/26	1,380,775
500,000	Verizon Communications, Inc.	2.10%	03/22/28	445,598
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,072,022
500,000	Verizon Communications, Inc.	1.75%	01/20/31	403,514
500,000	Verizon Communications, Inc.	2.55%	03/21/31	426,161
2,003,000	Verizon Communications, Inc.	2.36%	03/15/32	1,644,222
500,000	Verizon Communications, Inc.	2.65%	11/20/40	357,406
500,000	Verizon Communications, Inc.	3.40%	03/22/41	398,014
500,000	Verizon Communications, Inc.	2.88%	11/20/50	333,069
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	764,207
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	810,242
				16,076,402
	Electric Utilities – 8.4%
500,000	AEP Texas, Inc.	4.70%	05/15/32	489,080
1,000,000	AEP Texas, Inc.	3.45%	05/15/51	735,809
500,000	AEP Texas, Inc.	5.25%	05/15/52	489,084
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	791,917
2,000,000	AEP Transmission Co., LLC	2.75%	08/15/51	1,333,669
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	521,612
1,980,000	Alabama Power Co.	3.75%	09/01/27	1,927,229
500,000	Alabama Power Co.	3.45%	10/01/49	375,953
1,000,000	Alabama Power Co.	3.13%	07/15/51	710,967
1,282,000	American Electric Power Co., Inc.	2.03%	03/15/24	1,240,801
2,500,000	American Electric Power Co., Inc.	1.00%	11/01/25	2,271,543
1,000,000	American Electric Power Co., Inc.	5.75%	11/01/27	1,040,454
500,000	American Electric Power Co., Inc.	5.95%	11/01/32	532,467
2,500,000	American Electric Power Co., Inc.	5.63%	03/01/33	2,588,125
2,542,000	American Transmission Systems, Inc. (b)	2.65%	01/15/32	2,142,447
1,000,000	Appalachian Power Co.	2.70%	04/01/31	850,382
2,000,000	Appalachian Power Co.	4.50%	08/01/32	1,921,417
1,000,000	Commonwealth Edison Co.	2.55%	06/15/26	941,417
500,000	Commonwealth Edison Co.	4.90%	02/01/33	509,793
500,000	Commonwealth Edison Co.	4.00%	03/01/49	419,462
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	1,046,092
500,000	Duke Energy Carolinas LLC	2.85%	03/15/32	435,197
2,000,000	Duke Energy Carolinas LLC	4.95%	01/15/33	2,056,585
500,000	Duke Energy Carolinas LLC	3.55%	03/15/52	390,199
2,000,000	Duke Energy Carolinas LLC	5.35%	01/15/53	2,084,516
2,000,000	Duke Energy Corp.	5.00%	12/08/25	2,014,996
2,000,000	Duke Energy Corp.	5.00%	12/08/27	2,034,471
500,000	Duke Energy Corp.	4.30%	03/15/28	490,713
750,000	Duke Energy Corp.	2.55%	06/15/31	628,301
1,000,000	Duke Energy Corp.	4.50%	08/15/32	967,716
2,500,000	Duke Energy Corp.	3.30%	06/15/41	1,887,303
2,000,000	Duke Energy Corp.	3.50%	06/15/51	1,464,609
2,500,000	Duke Energy Corp.	5.00%	08/15/52	2,329,609

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$500,000	Duke Energy Ohio, Inc.	5.25%	04/01/33	$514,828
1,000,000	Duke Energy Progress LLC	4.00%	04/01/52	834,481
2,000,000	Exelon Corp.	2.75%	03/15/27	1,872,367
1,000,000	Exelon Corp.	3.35%	03/15/32	891,670
1,500,000	Exelon Corp.	4.10%	03/15/52	1,235,505
2,900,000	FirstEnergy Transmission LLC (b)	4.35%	01/15/25	2,862,306
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	393,206
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	354,589
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	1,042,719
500,000	NextEra Energy Capital Holdings, Inc.	4.20%	06/20/24	494,484
3,000,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/24	2,973,565
1,000,000	NextEra Energy Capital Holdings, Inc.	6.05%	03/01/25	1,017,820
3,000,000	Ohio Edison Co. (b)	5.50%	01/15/33	3,072,589
2,500,000	Ohio Power Co.	2.90%	10/01/51	1,712,822
1,000,000	Pacific Gas and Electric Co.	4.95%	06/08/25	988,902
1,000,000	Pacific Gas and Electric Co.	5.45%	06/15/27	991,014
500,000	Pacific Gas and Electric Co.	3.25%	06/01/31	424,187
500,000	PECO Energy Co.	3.90%	03/01/48	423,253
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,628,985
3,000,000	Public Service Co. of Colorado	5.25%	04/01/53	3,060,446
1,000,000	Southern (The) Co.	5.15%	10/06/25	1,012,971
1,000,000	Southern (The) Co.	5.70%	10/15/32	1,052,636
500,000	Southern California Edison Co.	2.50%	06/01/31	424,574
1,500,000	Southern California Edison Co.	2.75%	02/01/32	1,288,886
500,000	Southern California Edison Co.	3.65%	06/01/51	383,297
1,500,000	Southern California Edison Co.	3.45%	02/01/52	1,101,101
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	464,634
1,382,000	Virginia Electric & Power Co.	2.95%	11/15/26	1,300,926
500,000	Virginia Electric & Power Co.	3.75%	05/15/27	485,507
500,000	Virginia Electric & Power Co.	4.60%	12/01/48	453,931
500,000	Virginia Electric & Power Co.	4.63%	05/15/52	454,790
				76,876,926
	Gas Utilities – 0.0%
500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	428,070
	Ground Transportation – 0.6%
3,000,000	CSX Corp.	4.10%	11/15/32	2,893,343
1,500,000	CSX Corp.	4.50%	11/15/52	1,375,137
1,500,000	Union Pacific Corp.	4.95%	05/15/53	1,522,247
				5,790,727
	Health Care Equipment & Supplies – 0.3%
1,000,000	Alcon Finance Corp. (b)	5.38%	12/06/32	1,030,433
1,000,000	Baxter International, Inc.	2.27%	12/01/28	869,621
1,000,000	Baxter International, Inc.	3.13%	12/01/51	649,969
				2,550,023
	Health Care Providers & Services – 4.2%
1,143,000	Centene Corp.	4.25%	12/15/27	1,102,378
2,000,000	Centene Corp.	2.45%	07/15/28	1,741,800
1,000,000	Centene Corp.	2.50%	03/01/31	810,700
1,750,000	CVS Health Corp.	2.63%	08/15/24	1,697,138
1,000,000	CVS Health Corp.	4.10%	03/25/25	991,936
1,000,000	CVS Health Corp.	3.88%	07/20/25	982,497

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$1,500,000	CVS Health Corp.	1.30%	08/21/27	$1,306,858
800,000	CVS Health Corp.	1.75%	08/21/30	650,723
500,000	CVS Health Corp.	1.88%	02/28/31	405,227
2,500,000	CVS Health Corp.	2.13%	09/15/31	2,045,252
1,000,000	CVS Health Corp.	5.25%	02/21/33	1,021,002
500,000	CVS Health Corp.	2.70%	08/21/40	358,089
1,250,000	CVS Health Corp.	5.05%	03/25/48	1,170,586
1,000,000	CVS Health Corp.	5.63%	02/21/53	1,014,278
1,000,000	Elevance Health, Inc.	5.35%	10/15/25	1,009,378
500,000	Elevance Health, Inc.	2.55%	03/15/31	430,584
500,000	Elevance Health, Inc.	4.10%	05/15/32	478,544
1,000,000	Elevance Health, Inc.	3.60%	03/15/51	779,969
500,000	Elevance Health, Inc.	4.55%	05/15/52	452,118
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,117,318
1,000,000	HCA, Inc.	2.38%	07/15/31	807,813
2,500,000	HCA, Inc.	3.50%	07/15/51	1,729,676
2,500,000	UnitedHealth Group, Inc.	5.15%	10/15/25	2,548,815
2,500,000	UnitedHealth Group, Inc.	5.25%	02/15/28	2,601,513
1,000,000	UnitedHealth Group, Inc.	4.25%	01/15/29	993,185
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,691,128
1,000,000	UnitedHealth Group, Inc.	5.35%	02/15/33	1,063,734
2,000,000	UnitedHealth Group, Inc.	5.88%	02/15/53	2,251,543
500,000	UnitedHealth Group, Inc.	5.05%	04/15/53	506,068
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,140,495
500,000	UnitedHealth Group, Inc.	5.20%	04/15/63	506,911
500,000	Universal Health Services, Inc.	2.65%	10/15/30	401,275
1,000,000	Universal Health Services, Inc.	2.65%	01/15/32	781,039
				38,589,570
	Insurance – 0.7%
1,000,000	Aon Corp / Aon Global Holdings PLC	5.35%	02/28/33	1,036,901
1,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	1,022,675
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	1,004,006
700,000	Brown & Brown, Inc.	4.20%	09/15/24	687,569
750,000	Brown & Brown, Inc.	2.38%	03/15/31	600,086
1,000,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	1,074,548
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,127,829
				6,553,614
	Life Sciences Tools & Services – 0.7%
500,000	PerkinElmer, Inc.	2.25%	09/15/31	400,698
3,775,000	Thermo Fisher Scientific, Inc.	4.80%	11/21/27	3,866,095
500,000	Thermo Fisher Scientific, Inc.	4.95%	11/21/32	519,266
2,000,000	Thermo Fisher Scientific, Inc.	2.80%	10/15/41	1,523,923
				6,309,982
	Media – 1.5%
2,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	01/15/29	2,086,336
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30%	02/01/32	381,303
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	06/01/41	687,106
2,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	03/01/42	1,691,233

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.70%	04/01/51	$641,215
2,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.90%	06/01/52	1,324,467
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.40%	12/01/61	684,343
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.50%	04/01/63	406,367
2,000,000	Comcast Corp.	5.35%	11/15/27	2,083,532
1,500,000	Comcast Corp.	5.50%	11/15/32	1,600,769
500,000	Comcast Corp.	3.25%	11/01/39	406,271
1,000,000	Comcast Corp.	3.75%	04/01/40	859,770
500,000	Comcast Corp.	4.00%	08/15/47	424,752
500,000	Comcast Corp.	3.45%	02/01/50	386,864
543,000	Comcast Corp.	2.94%	11/01/56	362,080
				14,026,408
	Multi-Utilities – 1.1%
2,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	2,257,635
1,185,000	Dominion Energy, Inc.	3.07%	08/15/24	1,150,111
2,500,000	Dominion Energy, Inc.	1.45%	04/15/26	2,253,292
2,500,000	Dominion Energy, Inc.	5.38%	11/15/32	2,564,530
2,500,000	Dominion Energy, Inc.	3.30%	04/15/41	1,931,254
				10,156,822
	Oil, Gas & Consumable Fuels – 2.6%
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	487,516
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	489,978
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	413,991
2,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	2,181,024
500,000	BP Capital Markets America, Inc.	4.81%	02/13/33	507,878
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	774,357
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	706,387
500,000	Diamondback Energy, Inc.	3.50%	12/01/29	457,461
1,000,000	Diamondback Energy, Inc.	3.13%	03/24/31	867,801
2,151,000	Energy Transfer L.P.	4.50%	04/15/24	2,125,895
663,000	Energy Transfer L.P.	3.90%	05/15/24	649,285
250,000	Energy Transfer L.P.	4.20%	04/15/27	239,832
500,000	Energy Transfer L.P.	4.00%	10/01/27	476,962
500,000	Energy Transfer L.P.	5.55%	02/15/28	508,215
1,250,000	Energy Transfer L.P.	5.25%	04/15/29	1,246,422
1,000,000	Energy Transfer L.P.	5.75%	02/15/33	1,025,250
250,000	Energy Transfer L.P.	5.30%	04/15/47	219,527
500,000	Energy Transfer L.P.	5.40%	10/01/47	445,186
250,000	Energy Transfer L.P.	6.00%	06/15/48	239,359
2,250,000	Energy Transfer L.P.	6.25%	04/15/49	2,233,366
1,000,000	Enterprise Products Operating LLC	5.05%	01/10/26	1,014,415
1,360,000	Enterprise Products Operating LLC	5.35%	01/31/33	1,410,184
500,000	Kinder Morgan, Inc.	5.20%	06/01/33	497,128
500,000	Pioneer Natural Resources Co.	1.13%	01/15/26	454,668
250,000	Plains All American Pipeline L.P./PAA Finance Corp.	3.80%	09/15/30	223,025
1,000,000	Plains All American Pipeline L.P./PAA Finance Corp.	4.90%	02/15/45	802,730
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	498,600
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	240,343
250,000	Williams (The) Cos., Inc.	3.50%	11/15/30	226,618

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$1,000,000	Williams (The) Cos., Inc.	2.60%	03/15/31	$841,628
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	551,576
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	247,463
1,000,000	Williams (The) Cos., Inc.	4.85%	03/01/48	886,796
				24,190,866
	Personal Care Products – 0.2%
1,000,000	Kenvue, Inc. (b)	5.05%	03/22/28	1,034,031
1,000,000	Kenvue, Inc. (b)	5.10%	03/22/43	1,032,466
				2,066,497
	Pharmaceuticals – 0.7%
500,000	Astrazeneca Finance LLC	1.75%	05/28/28	443,871
1,000,000	Astrazeneca Finance LLC	2.25%	05/28/31	860,917
1,000,000	Eli Lilly & Co.	4.70%	02/27/33	1,025,818
500,000	Eli Lilly & Co.	4.95%	02/27/63	515,049
2,000,000	Zoetis, Inc.	5.40%	11/14/25	2,034,827
1,000,000	Zoetis, Inc.	5.60%	11/16/32	1,067,186
				5,947,668
	Professional Services – 0.2%
1,000,000	Fiserv, Inc.	3.20%	07/01/26	949,670
500,000	Fiserv, Inc.	3.50%	07/01/29	464,288
250,000	Fiserv, Inc.	2.65%	06/01/30	215,957
500,000	Fiserv, Inc.	4.40%	07/01/49	427,611
				2,057,526
	Semiconductors & Semiconductor Equipment – 0.4%
500,000	Broadcom, Inc. (b)	1.95%	02/15/28	435,229
500,000	Broadcom, Inc. (b)	2.45%	02/15/31	409,589
250,000	Broadcom, Inc.	4.30%	11/15/32	230,468
250,000	Broadcom, Inc. (b)	2.60%	02/15/33	196,209
383,000	Broadcom, Inc. (b)	3.42%	04/15/33	320,731
500,000	Broadcom, Inc. (b)	3.47%	04/15/34	411,027
642,000	Broadcom, Inc. (b)	4.93%	05/15/37	584,417
500,000	Broadcom, Inc. (b)	3.50%	02/15/41	377,607
500,000	Broadcom, Inc. (b)	3.75%	02/15/51	369,000
				3,334,277
	Software – 2.2%
1,000,000	Oracle Corp.	2.50%	04/01/25	957,825
787,000	Oracle Corp.	5.80%	11/10/25	807,011
1,000,000	Oracle Corp.	4.50%	05/06/28	988,466
750,000	Oracle Corp.	6.15%	11/09/29	799,200
1,500,000	Oracle Corp.	4.65%	05/06/30	1,461,048
2,500,000	Oracle Corp.	6.25%	11/09/32	2,690,248
500,000	Oracle Corp.	4.90%	02/06/33	489,941
500,000	Oracle Corp.	6.50%	04/15/38	542,259
1,900,000	Oracle Corp.	5.38%	07/15/40	1,820,580
500,000	Oracle Corp.	3.65%	03/25/41	386,206
500,000	Oracle Corp.	3.60%	04/01/50	355,159
500,000	Oracle Corp.	3.95%	03/25/51	376,981
2,000,000	Oracle Corp.	6.90%	11/09/52	2,244,543
1,000,000	Oracle Corp.	5.55%	02/06/53	953,301
2,500,000	Salesforce.com, Inc.	3.70%	04/11/28	2,458,030

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$1,250,000	Salesforce.com, Inc.	2.70%	07/15/41	$940,004
500,000	VMware, Inc.	1.40%	08/15/26	442,501
500,000	VMware, Inc.	1.80%	08/15/28	422,519
1,000,000	VMware, Inc.	2.20%	08/15/31	792,309
				19,928,131
	Specialized REITs – 0.1%
500,000	Crown Castle, Inc.	1.05%	07/15/26	440,866
500,000	Crown Castle, Inc.	2.10%	04/01/31	408,833
				849,699
	Specialty Retail – 0.4%
1,462,000	AutoZone, Inc.	4.50%	02/01/28	1,450,195
2,000,000	AutoZone, Inc.	4.75%	02/01/33	1,977,302
				3,427,497
	Water Utilities – 0.3%
2,920,000	American Water Capital Corp.	3.85%	03/01/24	2,880,117
	Wireless Telecommunication Services – 1.5%
2,500,000	T-Mobile USA, Inc.	3.50%	04/15/25	2,431,458
1,000,000	T-Mobile USA, Inc.	1.50%	02/15/26	914,013
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	480,955
2,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	1,976,217
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	665,795
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	636,013
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	409,682
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,530,835
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,113,285
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	712,180
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,538,044
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	1,037,575
				13,446,052
	Total Corporate Bonds and Notes			434,668,042
	(Cost $471,079,639)
U.S. GOVERNMENT BONDS AND NOTES – 4.1%
7,000,000	Federal Agricultural Mortgage Corp Discount Notes		04/03/23	7,000,000
6,075,000	U.S. Treasury Bond	3.88%	02/15/43	6,130,529
290,000	U.S. Treasury Bond	4.00%	11/15/52	307,853
1,750,000	U.S. Treasury Note (c)	0.13%	06/30/23	1,730,937
9,000,000	U.S. Treasury Note	4.63%	02/28/25	9,088,242
1,000,000	U.S. Treasury Note	3.88%	03/31/25	997,012
5,265,000	U.S. Treasury Note	4.00%	02/15/26	5,287,417
3,465,000	U.S. Treasury Note	4.00%	02/29/28	3,527,939
1,500,000	U.S. Treasury Note	3.63%	03/31/28	1,502,579
1,955,000	U.S. Treasury Note	3.50%	02/15/33	1,958,208
	Total U.S. Government Bonds and Notes			37,530,716
	(Cost $37,009,793)
FOREIGN CORPORATE BONDS AND NOTES – 2.0%
	Banks – 1.0%
1,500,000	Barclays PLC (a)	1.01%	12/10/24	1,445,868
1,000,000	BNP Paribas S.A. (a) (b)	2.87%	04/19/32	833,570
3,250,000	Toronto-Dominion (The) Bank	5.10%	01/09/26	3,271,939

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$3,250,000	Toronto-Dominion (The) Bank	5.16%	01/10/28	$3,285,866
				8,837,243
	Biotechnology – 0.1%
500,000	CSL Finance PLC (b)	4.75%	04/27/52	471,876
	Capital Markets – 0.2%
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	439,526
1,250,000	UBS Group AG (a) (b)	1.49%	08/10/27	1,077,707
1,000,000	UBS Group AG (a) (b)	2.10%	02/11/32	777,017
				2,294,250
	Commercial Services & Supplies – 0.1%
1,000,000	Waste Connections, Inc.	3.20%	06/01/32	891,969
	Ground Transportation – 0.2%
1,000,000	Canadian National Railway Co.	3.85%	08/05/32	951,883
1,000,000	Canadian Pacific Railway Co.	1.75%	12/02/26	907,027
500,000	Canadian Pacific Railway Co.	3.10%	12/02/51	358,788
				2,217,698
	Oil, Gas & Consumable Fuels – 0.2%
500,000	Canadian Natural Resources Ltd.	6.25%	03/15/38	523,434
1,000,000	Enbridge, Inc.	1.60%	10/04/26	897,902
				1,421,336
	Pharmaceuticals – 0.2%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	761,511
1,500,000	Royalty Pharma PLC	2.15%	09/02/31	1,186,377
				1,947,888
	Total Foreign Corporate Bonds and Notes			18,082,260
	(Cost $19,840,458)

Shares	Description	Value
COMMON STOCKS – 45.5%
	Aerospace & Defense – 0.9%
12,379	General Dynamics Corp.	2,825,012
6,314	Lockheed Martin Corp.	2,984,817
5,628	Northrop Grumman Corp.	2,598,560
		8,408,389
	Air Freight & Logistics – 1.4%
33,546	CH Robinson Worldwide, Inc.	3,333,466
29,557	Expeditors International of Washington, Inc.	3,254,817
29,284	Forward Air Corp.	3,155,644
17,668	United Parcel Service, Inc., Class B	3,427,415
		13,171,342
	Banks – 4.7%
14,337	City Holding Co.	1,302,947
45,123	Commerce Bancshares, Inc.	2,632,927
44,325	Community Bank System, Inc.	2,326,619
119,279	CVB Financial Corp.	1,989,574
45,486	Eagle Bancorp, Inc.	1,522,416

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
23,616	Enterprise Financial Services Corp.	$1,053,037
241,467	First BanCorp	2,757,553
62,747	First Commonwealth Financial Corp.	779,945
89,287	First Financial Bankshares, Inc.	2,848,255
27,210	Heartland Financial USA, Inc.	1,043,776
21,609	Lakeland Financial Corp.	1,353,588
73,007	National Bank Holdings Corp., Class A	2,442,814
26,057	NBT Bancorp, Inc.	878,381
80,295	Northwest Bancshares, Inc.	965,949
31,095	OFG Bancorp	775,509
13,159	Park National Corp.	1,560,263
46,312	Popular, Inc.	2,658,772
16,497	Preferred Bank	904,201
42,260	Prosperity Bancshares, Inc.	2,599,835
142,460	Regions Financial Corp.	2,644,058
30,390	ServisFirst Bancshares, Inc.	1,660,206
35,389	UMB Financial Corp.	2,042,653
68,471	Washington Federal, Inc.	2,062,347
14,908	Westamerica BanCorp	660,424
62,479	Zions Bancorp N.A.	1,869,996
		43,336,045
	Biotechnology – 0.3%
11,695	Amgen, Inc.	2,827,266
	Building Products – 1.4%
53,658	A.O. Smith Corp.	3,710,451
13,032	Carlisle Cos., Inc.	2,946,144
36,007	Owens Corning	3,449,470
38,755	UFP Industries, Inc.	3,079,860
		13,185,925
	Capital Markets – 3.7%
4,335	BlackRock, Inc.	2,900,635
18,265	CME Group, Inc.	3,498,113
28,157	Evercore, Inc., Class A	3,248,755
29,429	Hamilton Lane, Inc., Class A	2,177,157
35,238	Houlihan Lokey, Inc.	3,082,973
34,709	Northern Trust Corp.	3,058,904
10,721	Piper Sandler Cos.	1,486,038
31,718	PJT Partners, Inc., Class A	2,289,722
28,745	Raymond James Financial, Inc.	2,681,046
52,685	SEI Investments Co.	3,032,022
52,620	Stifel Financial Corp.	3,109,316
28,162	T. Rowe Price Group, Inc.	3,179,490
		33,744,171
	Chemicals – 0.9%
24,610	FMC Corp.	3,005,620
111,770	Huntsman Corp.	3,058,027
17,933	Stepan Co.	1,847,637
		7,911,284
	Commercial Services & Supplies – 0.7%
84,058	Rollins, Inc.	3,154,697

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
21,155	Tetra Tech, Inc.	$3,107,881
		6,262,578
	Construction & Engineering – 0.4%
20,737	EMCOR Group, Inc.	3,371,629
	Consumer Staples Distribution & Retail – 0.7%
12,473	Dollar General Corp.	2,625,067
68,897	Kroger (The) Co.	3,401,445
		6,026,512
	Containers & Packaging – 0.4%
24,013	Packaging Corp. of America	3,333,725
	Distributors – 0.4%
10,159	Pool Corp.	3,478,848
	Electric Utilities – 0.2%
24,359	Otter Tail Corp.	1,760,425
	Electrical Equipment – 0.4%
21,984	AMETEK, Inc.	3,194,935
	Electronic Equipment, Instruments & Components – 0.5%
40,339	Amphenol Corp., Class A	3,296,503
38,100	Methode Electronics, Inc.	1,671,828
		4,968,331
	Financial Services – 2.1%
72,043	Essent Group Ltd.	2,885,322
17,496	Jack Henry & Associates, Inc.	2,636,997
236,266	MGIC Investment Corp.	3,170,690
161,062	Radian Group, Inc.	3,559,470
14,784	Visa, Inc., Class A	3,333,201
49,950	Voya Financial, Inc.	3,569,427
		19,155,107
	Food Products – 1.3%
33,080	Archer-Daniels-Midland Co.	2,635,153
30,785	Bunge Ltd.	2,940,583
13,264	Hershey (The) Co.	3,374,494
49,340	Tyson Foods, Inc., Class A	2,926,849
		11,877,079
	Ground Transportation – 2.0%
17,615	JB Hunt Transport Services, Inc.	3,090,728
58,604	Knight-Swift Transportation Holdings, Inc.	3,315,814
18,854	Landstar System, Inc.	3,379,768
60,945	Marten Transport Ltd.	1,276,798
10,823	Old Dominion Freight Line, Inc.	3,688,911
76,290	Werner Enterprises, Inc.	3,470,432
		18,222,451
	Health Care Equipment & Supplies – 0.3%
27,976	Abbott Laboratories	2,832,850
	Health Care Providers & Services – 1.2%
6,017	Chemed Corp.	3,235,642
9,270	Cigna (The) Group	2,368,763

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
5,996	Humana, Inc.	$2,910,818
5,794	UnitedHealth Group, Inc.	2,738,186
		11,253,409
	Hotels, Restaurants & Leisure – 0.4%
33,771	Texas Roadhouse, Inc.	3,649,294
	Household Durables – 0.4%
33,280	Garmin Ltd.	3,358,618
	Household Products – 0.3%
20,266	Procter & Gamble (The) Co.	3,013,352
	Industrial Conglomerates – 0.3%
25,612	3M Co.	2,692,077
	Insurance – 3.6%
42,694	Aflac, Inc.	2,754,617
67,327	American Equity Investment Life Holding Co.	2,456,762
81,645	Fidelity National Financial, Inc.	2,851,860
58,683	First American Financial Corp.	3,266,296
25,479	Globe Life, Inc.	2,803,199
40,504	Hartford Financial Services Group (The), Inc.	2,822,724
127,182	Old Republic International Corp.	3,175,734
36,599	Principal Financial Group, Inc.	2,720,038
23,398	RLI Corp.	3,109,828
34,664	Selective Insurance Group, Inc.	3,304,519
24,082	Stewart Information Services Corp.	971,709
16,383	Travelers (The) Cos., Inc.	2,808,210
		33,045,496
	IT Services – 0.7%
11,511	Accenture PLC, Class A	3,289,959
53,706	Cognizant Technology Solutions Corp., Class A	3,272,307
		6,562,266
	Life Sciences Tools & Services – 0.7%
11,572	Danaher Corp.	2,916,607
5,578	Thermo Fisher Scientific, Inc.	3,214,992
		6,131,599
	Machinery – 4.3%
73,833	Allison Transmission Holdings, Inc.	3,340,205
7,163	Deere & Co.	2,957,459
30,355	Franklin Electric Co., Inc.	2,856,406
45,666	Graco, Inc.	3,334,075
37,872	ITT, Inc.	3,268,354
21,258	Lincoln Electric Holdings, Inc.	3,594,728
52,059	Mueller Industries, Inc.	3,825,295
12,921	Nordson Corp.	2,871,822
46,550	PACCAR, Inc.	3,407,460
13,442	Snap-on, Inc.	3,318,695
27,134	Toro (The) Co.	3,016,215
21,004	Watts Water Technologies, Inc., Class A	3,535,393
		39,326,107
	Marine Transportation – 0.3%
49,135	Matson, Inc.	2,931,885

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining – 0.8%
63,591	Commercial Metals Co.	$3,109,600
15,172	Reliance Steel & Aluminum Co.	3,895,259
		7,004,859
	Oil, Gas & Consumable Fuels – 0.3%
125,008	Coterra Energy, Inc.	3,067,696
	Pharmaceuticals – 1.0%
17,388	Johnson & Johnson	2,695,140
27,683	Merck & Co., Inc.	2,945,194
20,960	Zoetis, Inc.	3,488,583
		9,128,917
	Professional Services – 1.8%
12,860	Automatic Data Processing, Inc.	2,863,022
29,387	Booz Allen Hamilton Holding Corp.	2,723,881
30,997	Exponent, Inc.	3,090,091
14,724	Kforce, Inc.	931,146
26,579	Paychex, Inc.	3,045,688
41,601	Robert Half International, Inc.	3,351,792
		16,005,620
	Semiconductors & Semiconductor Equipment – 2.0%
116,210	Intel Corp.	3,796,581
69,396	Kulicke & Soffa Industries, Inc.	3,656,475
42,825	Power Integrations, Inc.	3,624,708
33,704	Skyworks Solutions, Inc.	3,976,398
18,590	Texas Instruments, Inc.	3,457,926
		18,512,088
	Software – 0.4%
12,807	Microsoft Corp.	3,692,258
	Specialty Retail – 1.7%
38,293	Best Buy Co., Inc.	2,997,193
67,728	Buckle (The), Inc.	2,417,212
26,724	Penske Automotive Group, Inc.	3,789,731
38,588	TJX (The) Cos., Inc.	3,023,756
13,652	Tractor Supply Co.	3,208,766
		15,436,658
	Textiles, Apparel & Luxury Goods – 1.4%
41,167	Carter’s, Inc.	2,960,731
35,072	Columbia Sportswear Co.	3,164,897
197,902	Levi Strauss & Co., Class A	3,607,753
96,104	Steven Madden Ltd.	3,459,744
		13,193,125
	Trading Companies & Distributors – 1.2%
44,729	Boise Cascade Co.	2,829,109
64,908	Fastenal Co.	3,501,138
20,925	Rush Enterprises, Inc., Class A	1,142,505
12,315	Watsco, Inc.	3,918,140
		11,390,892
	Total Common Stocks	416,465,108
	(Cost $384,920,254)

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 0.7%
	Industrial REITs – 0.3%
306,534	LXP Industrial Trust	$3,160,366
	Specialized REITs – 0.4%
69,823	PotlatchDeltic Corp.	3,456,238
	Total Real Estate Investment Trusts	6,616,604
	(Cost $7,376,866)
Total Investments – 99.8%	913,362,730
(Cost $920,227,010)
Net Other Assets and Liabilities – 0.2%	1,609,947
Net Assets – 100.0%	$914,972,677

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 5-Year Notes	Short	21	Jun 2023	$ (2,299,664)	$(48,726)
U.S. Treasury Ultra 10-Year Notes	Short	89	Jun 2023	(10,781,516)	(345,758)
U.S. Treasury Ultra Bonds	Short	26	Jun 2023	(3,669,250)	(73,977)
				$(16,750,430)	$(468,461)

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2023, securities noted as such amounted to $18,999,652 or 2.1% of net assets.
(c)	All or a portion of this security is segregated as collateral for open futures contracts. At March 31, 2023, the value of this security amounts to $1,644,922 or 0.18% of net assets.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 434,668,042	$ —	$ 434,668,042	$ —
U.S. Government Bonds and Notes	37,530,716	—	37,530,716	—
Foreign Corporate Bonds and Notes*	18,082,260	—	18,082,260	—
Common Stocks*	416,465,108	416,465,108	—	—
Real Estate Investment Trusts*	6,616,604	6,616,604	—	—
Total Investments	$ 913,362,730	$ 423,081,712	$ 490,281,018	$—

LIABILITIES TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (468,461)	$ (468,461)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 19.6%
	Aerospace & Defense – 0.2%
192	Northrop Grumman Corp.	$88,650
	Banks – 0.5%
1,367	JPMorgan Chase & Co.	178,134
	Beverages – 0.3%
568	PepsiCo, Inc.	103,546
	Biotechnology – 0.3%
657	AbbVie, Inc.	104,706
	Capital Markets – 0.3%
971	Intercontinental Exchange, Inc.	101,266
	Communications Equipment – 0.3%
340	Motorola Solutions, Inc.	97,284
	Construction & Engineering – 0.3%
629	Quanta Services, Inc.	104,817
	Consumer Finance – 0.3%
688	American Express Co.	113,486
	Consumer Staples Distribution & Retail – 0.5%
419	Dollar General Corp.	88,183
694	Walmart, Inc.	102,330
		190,513
	Containers & Packaging – 0.2%
409	Packaging Corp. of America	56,781
	Electric Utilities – 1.6%
988	Alliant Energy Corp.	52,759
997	American Electric Power Co., Inc.	90,717
163	Constellation Energy Corp.	12,796
4,610	Enel S.p.A., ADR	27,844
435	Evergy, Inc.	26,587
309	Exelon Corp.	12,944
566	Iberdrola S.A., ADR	28,142
375	IDACORP, Inc.	40,624
1,031	NextEra Energy, Inc.	79,469
3,774	PPL Corp.	104,879
789	Southern (The) Co.	54,899
595	Xcel Energy, Inc.	40,127
		571,787
	Electrical Equipment – 0.3%
526	Eaton Corp PLC	90,125
	Energy Equipment & Services – 0.5%
5,399	Archrock, Inc.	52,748
3,694	Halliburton Co.	116,878
		169,626
	Financial Services – 0.4%
641	Visa, Inc., Class A	144,520
	Food Products – 0.3%
1,092	Ingredion, Inc.	111,089

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities – 0.8%
1,466	AltaGas Ltd. (CAD)	$24,439
680	Atmos Energy Corp.	76,405
2,200	National Fuel Gas Co.	127,028
248	New Jersey Resources Corp.	13,194
654	ONE Gas, Inc.	51,816
		292,882
	Ground Transportation – 0.2%
401	Union Pacific Corp.	80,705
	Health Care Equipment & Supplies – 0.5%
826	Abbott Laboratories	83,641
1,278	Medtronic PLC	103,032
		186,673
	Health Care Providers & Services – 1.0%
852	AmerisourceBergen Corp.	136,414
1,491	CVS Health Corp.	110,796
279	UnitedHealth Group, Inc.	131,853
		379,063
	Hotels, Restaurants & Leisure – 0.5%
647	Darden Restaurants, Inc.	100,388
761	Starbucks Corp.	79,243
		179,631
	Independent Power & Renewable Electricity Producers – 0.4%
512	AES (The) Corp.	12,329
4,330	Clearway Energy, Inc., Class A	130,030
		142,359
	Industrial Conglomerates – 0.1%
242	Honeywell International, Inc.	46,251
	Insurance – 0.2%
438	Chubb, Ltd.	85,051
	IT Services – 0.4%
467	Accenture PLC, Class A	133,473
	Machinery – 0.4%
311	Caterpillar, Inc.	71,169
245	Parker-Hannifin Corp.	82,347
		153,516
	Media – 0.2%
2,134	Comcast Corp., Class A	80,900
	Multi-Utilities – 1.6%
1,730	Atco Ltd., Class I (CAD)	55,452
910	CenterPoint Energy, Inc.	26,809
641	CMS Energy Corp.	39,345
3,504	Public Service Enterprise Group, Inc.	218,825
1,201	Sempra Energy	181,543
570	WEC Energy Group, Inc.	54,030
		576,004

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 3.7%
831	Cheniere Energy, Inc.	$130,966
1,245	ConocoPhillips	123,516
4,555	DT Midstream, Inc.	224,880
1,332	Enbridge, Inc.	50,816
1,399	Hess Corp.	185,144
5,699	Keyera Corp. (CAD)	124,775
10,347	Kinder Morgan, Inc.	181,176
1,148	ONEOK, Inc.	72,944
1,854	Targa Resources Corp.	135,249
1,258	TC Energy Corp.	48,949
1,690	Williams (The) Cos., Inc.	50,463
		1,328,878
	Pharmaceuticals – 0.8%
1,636	AstraZeneca PLC, ADR	113,555
576	Johnson & Johnson	89,280
974	Merck & Co., Inc.	103,624
		306,459
	Semiconductors & Semiconductor Equipment – 0.3%
170	Broadcom, Inc.	109,062
	Software – 1.4%
297	Intuit, Inc.	132,411
574	Microsoft Corp.	165,484
1,406	Oracle Corp.	130,646
662	SAP SE, ADR	83,776
		512,317
	Specialty Retail – 0.4%
1,755	TJX (The) Cos., Inc.	137,522
	Technology Hardware, Storage & Peripherals – 0.2%
536	Apple, Inc.	88,386
	Textiles, Apparel & Luxury Goods – 0.2%
577	NIKE, Inc., Class B	70,763
	Total Common Stocks	7,116,225
	(Cost $6,448,201)
REAL ESTATE INVESTMENT TRUSTS – 12.9%
	Health Care REITs – 2.5%
9,937	CareTrust REIT, Inc.	194,566
6,802	Omega Healthcare Investors, Inc.	186,443
15,073	Sabra Health Care REIT, Inc.	173,340
4,018	Ventas, Inc.	174,180
2,628	Welltower, Inc.	188,401
		916,930
	Hotel & Resort REITs – 1.0%
11,713	Apple Hospitality REIT, Inc.	181,786
11,321	Host Hotels & Resorts, Inc.	186,683
		368,469
	Industrial REITs – 1.1%
1,573	Prologis, Inc.	196,263

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Industrial REITs (Continued)
5,840	STAG Industrial, Inc.	$197,509
		393,772
	Office REITs – 0.5%
1,286	Alexandria Real Estate Equities, Inc.	161,509
	Residential REITs – 1.5%
1,708	Camden Property Trust	179,067
6,319	Invitation Homes, Inc.	197,342
1,219	Mid-America Apartment Communities, Inc.	184,118
		560,527
	Retail REITs – 2.0%
8,880	Kimco Realty Corp.	173,426
8,920	Kite Realty Group Trust	186,606
2,995	Realty Income Corp.	189,644
1,616	Simon Property Group, Inc.	180,944
		730,620
	Specialized REITs – 4.3%
892	American Tower Corp.	182,271
1,196	Extra Space Storage, Inc.	194,864
3,628	Gaming and Leisure Properties, Inc.	188,874
1,783	Life Storage, Inc.	233,734
652	Public Storage	196,995
676	SBA Communications Corp.	176,483
5,920	VICI Properties, Inc.	193,110
6,151	Weyerhaeuser Co.	185,330
		1,551,661
	Total Real Estate Investment Trusts	4,683,488
	(Cost $4,762,860)
MASTER LIMITED PARTNERSHIPS – 6.1%
	Chemicals – 0.2%
3,424	Westlake Chemical Partners, L.P.	75,362
	Independent Power & Renewable Electricity Producers – 0.4%
2,314	NextEra Energy Partners, L.P. (a)	140,576
	Oil, Gas & Consumable Fuels – 5.5%
3,641	Cheniere Energy Partners, L.P.	172,292
26,782	Energy Transfer, L.P.	333,972
16,720	Enterprise Products Partners, L.P.	433,048
5,463	Hess Midstream, L.P., Class A (a)	158,099
6,354	Holly Energy Partners, L.P.	110,369
7,932	Magellan Midstream Partners, L.P.	430,390
4,414	MPLX, L.P.	152,062

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
16,865	Plains GP Holdings, L.P., Class A	$221,269
		2,011,501
	Total Master Limited Partnerships	2,227,439
	(Cost $1,756,684)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 9.1%
$79,475	U.S. Treasury Inflation Indexed Bond (b)	0.50%	04/15/24	78,201
106,088	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/24	104,029
85,122	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/24	83,150
128,836	U.S. Treasury Inflation Indexed Bond (b)	0.25%	01/15/25	125,733
7,936	U.S. Treasury Inflation Indexed Bond (b)	2.38%	01/15/25	8,033
99,607	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/25	96,519
118,587	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/25	116,016
92,240	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/25	89,380
112,057	U.S. Treasury Inflation Indexed Bond (b)	0.63%	01/15/26	109,579
47,481	U.S. Treasury Inflation Indexed Bond (b)	2.00%	01/15/26	48,179
92,403	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/26	88,695
92,359	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/26	88,988
85,397	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/26	82,022
110,227	U.S. Treasury Inflation Indexed Bond (b)	0.38%	01/15/27	106,266
29,670	U.S. Treasury Inflation Indexed Bond (b)	2.38%	01/15/27	30,766
84,766	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/27	80,768
91,726	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/27	88,639
80,794	U.S. Treasury Inflation Indexed Bond (b)	1.63%	10/15/27	82,402
109,157	U.S. Treasury Inflation Indexed Bond (b)	0.50%	01/15/28	105,389
41,413	U.S. Treasury Inflation Indexed Bond (b)	1.75%	01/15/28	42,389
25,896	U.S. Treasury Inflation Indexed Bond (b)	3.63%	04/15/28	28,919
104,881	U.S. Treasury Inflation Indexed Bond (b)	0.75%	07/15/28	102,889
87,677	U.S. Treasury Inflation Indexed Bond (b)	0.88%	01/15/29	86,180
40,410	U.S. Treasury Inflation Indexed Bond (b)	2.50%	01/15/29	43,286
47,316	U.S. Treasury Inflation Indexed Bond (b)	3.88%	04/15/29	54,535
114,619	U.S. Treasury Inflation Indexed Bond (b)	0.25%	07/15/29	108,662
97,675	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/30	91,079
98,015	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/30	91,257
98,836	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/31	91,409
103,809	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/31	95,676
112,242	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/32	102,603
13,484	U.S. Treasury Inflation Indexed Bond (b)	3.38%	04/15/32	15,959
100,908	U.S. Treasury Inflation Indexed Bond (b)	0.63%	07/15/32	96,463
35,152	U.S. Treasury Inflation Indexed Bond (b)	1.13%	01/15/33	35,092
41,525	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/40	45,895
65,301	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/41	72,169
60,639	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/42	53,023
59,337	U.S. Treasury Inflation Indexed Bond (b)	0.63%	02/15/43	50,159
58,792	U.S. Treasury Inflation Indexed Bond (b)	1.38%	02/15/44	57,021
58,822	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/45	50,169
51,767	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/46	46,361
45,856	U.S. Treasury Inflation Indexed Bond (b)	0.88%	02/15/47	39,757
44,888	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/48	40,038
36,856	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/49	32,830
36,073	U.S. Treasury Inflation Indexed Bond (b)	0.25%	02/15/50	26,211
41,368	U.S. Treasury Inflation Indexed Bond (b)	0.13%	02/15/51	28,700

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$41,913	U.S. Treasury Inflation Indexed Bond (b)	0.13%	02/15/52	$29,154
21,135	U.S. Treasury Inflation Indexed Bond (b)	1.50%	02/15/53	21,445
	Total U.S. Government Bonds and Notes			3,292,084
	(Cost $3,496,242)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.9%
	Collateralized Mortgage Obligations – 0.6%
	Fannie Mae REMICS
5	Series 1993-119, Class H	6.50%	07/01/23	5
80	Series 1993-178, Class PK	6.50%	09/01/23	80
2	Series 1993-62, Class E	7.00%	04/01/23	2
2	Series 1995-24, Class G	6.50%	04/01/23	2
503	Series 1999-56, Class Z	7.00%	12/01/29	518
572	Series 2002-67, Class PE	5.50%	11/01/32	586
13,299	Series 2002-9, Class MS, IO, 1 Mo. LIBOR x -1 + 8.10% (c)	3.25%	03/25/32	1,392
2,437	Series 2002-90, Class A1	6.50%	06/01/42	2,548
830	Series 2003-14, Class AQ	3.50%	03/01/33	804
1,019	Series 2003-41, Class OA	4.00%	05/01/33	999
18,054	Series 2004-10, Class ZB	6.00%	02/01/34	18,638
6,502	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (d)	5.26%	09/25/35	6,420
13,009	Series 2007-10, Class Z	6.00%	02/01/37	13,560
592	Series 2012-35, Class PL	2.00%	11/01/41	546
218	Series 2013-14, Class QE	1.75%	03/01/43	190
8,427	Series 2013-31, Class NT	3.00%	04/01/43	7,989
	FHLMC-GNMA
35	Series 1994-27, Class D	7.00%	03/01/24	35
	Freddie Mac REMICS
202	Series 1994-1673, Class FB, 10 Yr. Constant Maturity Treasury Rate - 0.50% (d)	3.30%	02/01/24	201
12	Series 1996-1847, Class LL	7.50%	04/01/26	13
3,934	Series 1998-2033, Class IA, IO	7.00%	02/01/28	307
1,193	Series 1999-2130, Class KB	6.38%	03/01/29	1,225
17,183	Series 1999-2174, Class PN	6.00%	07/01/29	17,477
2,216	Series 2001-2277, Class B	7.50%	01/01/31	2,415
21,319	Series 2003-2647, Class LS, 1 Mo. LIBOR x -2.5 + 14.00% (c)	2.35%	07/01/33	20,183
14,157	Series 2004-2768, Class PW	4.25%	03/01/34	13,823
2,000	Series 2004-2778, Class MM	5.25%	04/01/34	2,044
16,824	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR x -1 + 7.15% (c)	2.47%	08/15/36	1,498
8,155	Series 2010-3775, Class KZ	4.00%	08/01/25	7,824
24,112	Series 2013-4178, Class ZN	3.50%	03/01/43	20,123
	Government National Mortgage Association
34,748	Series 2007-35, Class NE	6.00%	06/01/37	35,798
49,000	Series 2009-61, Class QE	5.50%	08/01/39	50,255
2,476	Series 2011-136, Class GB	2.50%	05/01/40	2,463
				229,963
	Pass-through Security – 0.3%
	Federal Home Loan Mortgage Corporation
2,942	Pool C01252	6.50%	11/01/31	3,060
17,372	Pool G01731	6.50%	12/01/29	17,960
11,709	Pool G06358	4.00%	04/01/41	11,501
	Federal National Mortgage Association
6,710	Pool 890383	4.00%	01/01/42	6,573
9,755	Pool AL0791	4.00%	02/01/41	9,572
15,033	Pool AU4289	4.00%	09/01/43	14,727
2,266	Pool MA0561	4.00%	11/01/40	2,220

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Security (Continued)
	Federal National Mortgage Association (Continued)
$11,114	Pool MA1028	4.00%	04/01/42	$10,887
	Government National Mortgage Association
10,061	Pool 667422	5.00%	10/01/39	10,414
5,409	Pool 706201	5.50%	04/01/39	5,538
8,559	Pool 736558	5.00%	02/01/40	8,697
10,055	Pool 759248	4.00%	02/01/41	9,714
				110,863
	Total U.S. Government Agency Mortgage-Backed Securities			340,826
	(Cost $369,366)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/25/19	0
	MASTR Alternative Loan Trust
601	Series 2004-10, Class 2A1	5.50%	10/01/19	553
27	Series 2005-1, Class 5A1	5.50%	01/01/20	24
	MASTR Asset Securitization Trust
4,132	Series 2004-1, Class 5A4	5.50%	02/01/34	4,003
	Structured Asset Mortgage Investments Trust
3,307	Series 1999-1, Class 2A (e)	3.91%	06/01/29	3,032
	Total Mortgage-Backed Securities			7,612
	(Cost $8,359)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 49.0%
150,339	First Trust Institutional Preferred Securities and Income ETF (f)	2,518,178
48,155	First Trust Limited Duration Investment Grade Corporate ETF (f)	906,759
3,500	First Trust Long Duration Opportunities ETF (f)	79,844
26,000	First Trust Low Duration Opportunities ETF (f)	1,244,620
51,112	First Trust Preferred Securities and Income ETF (f)	815,748
103,427	First Trust Senior Loan ETF (f)	4,679,037
63,661	First Trust Tactical High Yield ETF (f)	2,531,161
2,500	iShares 20+ Year Treasury Bond ETF	265,925
15,400	iShares 7-10 Year Treasury Bond ETF	1,526,448
28,678	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,143,396
750	iShares MBS ETF	71,047
	Total Exchange-Traded Funds	17,782,163
	(Cost $19,210,116)
Total Investments – 97.6%	35,449,837
(Cost $36,051,828)
Net Other Assets and Liabilities – 2.4%	877,164
Net Assets – 100.0%	$36,327,001

(a)	This security is taxed as a “C” corporation for federal income tax purposes.
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(c)	Inverse floating rate security.
(d)	Floating or variable rate security.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	Investment in an affiliated fund.

ADR	American Depositary Receipt
CAD	Canadian Dollar
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,116,225	$ 7,116,225	$ —	$ —
Real Estate Investment Trusts*	4,683,488	4,683,488	—	—
Master Limited Partnerships*	2,227,439	2,227,439	—	—
U.S. Government Bonds and Notes	3,292,084	—	3,292,084	—
U.S. Government Agency Mortgage-Backed Securities	340,826	—	340,826	—
Mortgage-Backed Securities	7,612	—	7,612	—
Exchange-Traded Funds	17,782,163	17,782,163	—	—
Total Investments	$ 35,449,837	$ 31,809,315	$ 3,640,522	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2023, and for the fiscal year-to-date period (January 1, 2023 to March 31, 2023) are as follows:
Security Name	Shares at 3/31/2023	Value at 12/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2023	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	150,339	$2,211,272	$577,294	$ (108,994)	$ (158,012)	$ (3,382)	$2,518,178	$ 38,877
First Trust Limited Duration Opportunities ETF	48,155	975,489	94,564	(171,202)	8,640	(732)	906,759	9,019
First Trust Long Duration Opportunities ETF	3,500	10,943	67,872	—	1,029	—	79,844	82
First Trust Low Duration Opportunities ETF	26,000	1,173,397	240,620	(179,173)	21,436	(11,660)	1,244,620	10,564
First Trust Preferred Securities and Income ETF	51,112	709,162	185,364	(35,637)	(45,957)	2,816	815,748	13,641
First Trust Senior Loan ETF	103,427	4,663,534	120,562	(174,433)	78,894	(9,520)	4,679,037	90,200
First Trust Tactical High Yield ETF	63,661	2,530,360	46,156	(99,363)	75,683	(21,675)	2,531,161	40,594
		$12,274,157	$1,332,432	$(768,802)	$(18,287)	$(44,153)	$12,775,347	$202,977

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 97.2%
	Capital Markets – 97.2%
18,233	First Trust Consumer Discretionary AlphaDEX® Fund (a)	$946,840
58,158	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	2,948,029
51,572	First Trust Dow Jones Global Select Dividend Index Fund (a)	1,140,257
141,150	First Trust Emerging Markets AlphaDEX® Fund (a)	2,992,380
270,000	First Trust Enhanced Short Maturity ETF (a)	16,067,700
28,092	First Trust India NIFTY 50 Equal Weight ETF (a)	1,179,583
19,928	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	1,107,000
27,129	First Trust Japan AlphaDEX® Fund (a)	1,229,674
68,517	First Trust Latin America AlphaDEX® Fund (a)	1,185,618
16,402	First Trust Materials AlphaDEX® Fund (a)	1,071,379
13,074	First Trust Mid Cap Core AlphaDEX® Fund (a)	1,176,137
26,133	First Trust Mid Cap Value AlphaDEX® Fund (a)	1,141,751
43,785	First Trust Nasdaq Food & Beverage ETF (a)	1,176,941
17,088	First Trust Nasdaq Semiconductor ETF (a)	1,107,473
24,795	First Trust Small Cap Value AlphaDEX® Fund (a)	1,132,884
20,086	First Trust Switzerland AlphaDEX® Fund (a)	1,224,577
29,138	iShares Core U.S. Aggregate Bond ETF	2,903,310
79,529	SPDR Bloomberg Emerging Markets Local Bond ETF	1,687,605
50,972	SPDR Bloomberg Investment Grade Floating Rate ETF	1,551,078
40,086	SPDR FTSE International Government Inflation-Protected Bond ETF	1,732,517
56,618	SPDR Portfolio Short Term Corporate Bond ETF	1,677,591

Total Investments – 97.2%	46,380,324
(Cost $46,751,125)
Net Other Assets and Liabilities – 2.8%	1,348,364
Net Assets – 100.0%	$47,728,688

(a)	Investment in an affiliated fund.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 46,380,324	$ 46,380,324	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2023, and for the fiscal year-to-date period (January 1, 2023 to March 31, 2023) are as follows:
Security Name	Shares at 3/31/2023	Value at 12/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2023	Dividend Income
First Trust Brazil AlphaDEX® Fund	—	$477,453	$ —	$ (476,074)	$26,836	$ (28,215)	$ —	$ —
First Trust Consumer Discretionary AlphaDEX® Fund	18,233	—	894,329	—	52,511	—	946,840	—
First Trust Developed Markets ex-US AlphaDEX® Fund	58,158	1,223,034	1,708,686	(36,539)	56,929	(4,081)	2,948,029	11,917
First Trust Dow Jones Global Select Dividend Index Fund	51,572	—	1,191,927	—	(51,670)	—	1,140,257	5,611
First Trust Emerging Markets AlphaDEX® Fund	141,150	1,218,079	1,784,255	(35,258)	29,376	(4,072)	2,992,380	5,999
First Trust Energy AlphaDEX® Fund	—	1,158,087	—	(1,168,814)	39,303	(28,576)	—	—
First Trust Enhanced Short Maturity ETF	270,000	23,181,600	—	(7,142,516)	9,300	19,316	16,067,700	188,418
First Trust Financials AlphaDEX® Fund	—	—	1,130,430	(883,056)	—	(247,374)	—	5,211
First Trust India NIFTY 50 Equal Weight ETF	28,092	467,662	781,898	(12,718)	(57,743)	484	1,179,583	1,480
First Trust Industrials/Producer Durables AlphaDEX® Fund	19,928	1,150,476	—	(136,059)	82,964	9,619	1,107,000	1,897
First Trust Japan AlphaDEX® Fund	27,129	499,924	699,262	(14,303)	44,148	643	1,229,674	2,287
First Trust Latin America AlphaDEX® Fund	68,517	484,687	715,079	(14,381)	1,434	(1,201)	1,185,618	2,521
First Trust Materials AlphaDEX® Fund	16,402	1,115,644	—	(138,805)	81,885	12,655	1,071,379	4,046
First Trust Mid Cap Core AlphaDEX® Fund	13,074	1,272,832	—	(135,624)	33,931	4,998	1,176,137	3,601
First Trust Mid Cap Value AlphaDEX® Fund	26,133	1,274,146	—	(167,640)	23,637	11,608	1,141,751	4,053
First Trust Nasdaq Food & Beverage ETF	43,785	1,156,820	57,513	(30,571)	(6,239)	(582)	1,176,941	2,772
First Trust Nasdaq Oil & Gas ETF	—	1,204,069	—	(1,097,326)	(25,408)	(81,335)	—	6,249
First Trust Nasdaq Semiconductor ETF	17,088	—	1,068,854	—	38,619	—	1,107,473	—
First Trust Small Cap Value AlphaDEX® Fund	24,795	1,265,282	—	(166,608)	21,928	12,282	1,132,884	3,340
First Trust Switzerland AlphaDEX® Fund	20,086	503,524	660,672	(14,746)	72,717	2,410	1,224,577	1,852
		$37,653,319	$10,692,905	$(11,671,038)	$474,458	$(321,421)	$36,828,223	$251,254

First Trust Capital Strength Portfolio
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.4%
	Aerospace & Defense – 4.1%
8,102	General Dynamics Corp.	$1,848,957
4,255	Lockheed Martin Corp.	2,011,466
		3,860,423
	Air Freight & Logistics – 2.2%
10,588	United Parcel Service, Inc., Class B	2,053,966
	Beverages – 8.4%
28,470	Brown-Forman Corp., Class B	1,829,767
31,393	Coca-Cola (The) Co.	1,947,308
37,722	Monster Beverage Corp. (a)	2,037,365
11,103	PepsiCo, Inc.	2,024,077
		7,838,517
	Biotechnology – 7.8%
12,609	AbbVie, Inc.	2,009,496
7,165	Amgen, Inc.	1,732,139
22,721	Gilead Sciences, Inc.	1,885,161
22,670	Incyte Corp. (a)	1,638,361
		7,265,157
	Building Products – 2.2%
11,103	Trane Technologies PLC	2,042,730
	Capital Markets – 1.8%
30,392	Nasdaq, Inc.	1,661,531
	Chemicals – 1.9%
6,196	Air Products and Chemicals, Inc.	1,779,553
	Communications Equipment – 2.3%
40,319	Cisco Systems, Inc.	2,107,676
	Consumer Staples Distribution & Retail – 2.1%
3,928	Costco Wholesale Corp.	1,951,705
	Electrical Equipment – 2.0%
21,593	Emerson Electric Co.	1,881,614
	Electronic Equipment, Instruments & Components – 4.1%
24,159	Amphenol Corp., Class A	1,974,274
52,626	Corning, Inc.	1,856,645
		3,830,919
	Financial Services – 2.0%
8,408	Visa, Inc., Class A	1,895,668
	Food Products – 1.9%
22,255	Archer-Daniels-Midland Co.	1,772,833
	Ground Transportation – 5.5%
58,922	CSX Corp.	1,764,125
7,436	Norfolk Southern Corp.	1,576,432
Shares	Description	Value

	Ground Transportation (Continued)
9,039	Union Pacific Corp.	$1,819,189
		5,159,746
	Health Care Equipment & Supplies – 3.9%
16,718	Abbott Laboratories	1,692,864
23,677	Hologic, Inc. (a)	1,910,734
		3,603,598
	Health Care Providers & Services – 9.7%
11,628	AmerisourceBergen Corp.	1,861,759
3,934	Elevance Health, Inc.	1,808,893
3,793	Humana, Inc.	1,841,350
6,341	Molina Healthcare, Inc. (a)	1,696,154
3,875	UnitedHealth Group, Inc.	1,831,286
		9,039,442
	Household Durables – 2.1%
19,475	Garmin Ltd.	1,965,417
	Household Products – 4.1%
25,001	Colgate-Palmolive Co.	1,878,825
13,192	Procter & Gamble (The) Co.	1,961,519
		3,840,344
	Industrial Conglomerates – 3.7%
15,633	3M Co.	1,643,185
9,336	Honeywell International, Inc.	1,784,296
		3,427,481
	Insurance – 5.3%
26,546	Aflac, Inc.	1,712,748
21,443	Principal Financial Group, Inc.	1,593,644
26,975	W.R. Berkley Corp.	1,679,463
		4,985,855
	Machinery – 4.1%
8,007	Cummins, Inc.	1,912,712
4,594	Deere & Co.	1,896,771
		3,809,483
	Oil, Gas & Consumable Fuels – 1.8%
10,426	Chevron Corp.	1,701,106
	Pharmaceuticals – 9.5%
25,436	Bristol-Myers Squibb Co.	1,762,969
5,450	Eli Lilly & Co.	1,871,639
11,178	Johnson & Johnson	1,732,590
17,156	Merck & Co., Inc.	1,825,227
41,811	Pfizer, Inc.	1,705,889
		8,898,314

First Trust Capital Strength Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services – 3.9%
7,953	Automatic Data Processing, Inc.	$1,770,576
15,993	Paychex, Inc.	1,832,638
		3,603,214
	Specialty Retail – 2.0%
23,713	TJX (The) Cos., Inc.	1,858,151
	Total Investments – 98.4%	91,834,443
	(Cost $92,193,944)
	Net Other Assets and Liabilities – 1.6%	1,496,485
	Net Assets – 100.0%	$93,330,928

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 91,834,443	$ 91,834,443	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.1%
	Air Freight & Logistics – 1.7%
8,300	SG Holdings Co., Ltd. (a)	$123,074
	Automobiles – 2.1%
2,352	Kia Corp. (a)	146,784
	Banks – 1.5%
1,770	Toronto-Dominion Bank (The)	106,017
	Beverages – 4.2%
962	Carlsberg A.S., Class B (a)	149,271
1,325	Heineken N.V. (a)	142,372
		291,643
	Biotechnology – 1.8%
658	CSL Ltd. (a)	127,435
	Capital Markets – 6.1%
705	Deutsche Boerse AG (a)	137,271
3,500	Hong Kong Exchanges & Clearing Ltd. (a)	155,136
8,600	Japan Exchange Group, Inc. (a)	131,527
		423,934
	Chemicals – 4.3%
1,514	Croda International PLC (a)	121,685
5,500	Shin-Etsu Chemical Co., Ltd. (a)	178,536
		300,221
	Consumer Staples Distribution & Retail – 1.9%
2,623	Alimentation Couche-Tard, Inc.	131,878
	Electrical Equipment – 4.1%
4,122	ABB Ltd. (a)	141,803
1,560	Legrand S.A. (a)	142,541
		284,344
	Electronic Equipment, Instruments & Components – 2.0%
2,600	Hamamatsu Photonics K.K. (a)	140,249
	Entertainment – 1.5%
2,800	Nintendo Co., Ltd. (a)	108,756
	Food Products – 3.7%
61	Barry Callebaut AG (a)	129,245
1,058	Nestle S.A. (a)	129,002
		258,247
	Ground Transportation – 1.7%
992	Canadian National Railway Co.	117,051
	Health Care Providers & Services – 1.9%
5,719	Sonic Healthcare Ltd. (a)	134,070
Shares	Description	Value

	Hotels, Restaurants & Leisure – 3.8%
5,044	Aristocrat Leisure Ltd. (a)	$126,113
5,436	Compass Group PLC (a)	136,615
		262,728
	Household Products – 1.8%
1,669	Reckitt Benckiser Group PLC (a)	126,973
	Industrial Conglomerates – 1.5%
3,100	Toshiba Corp. (a)	104,097
	Insurance – 7.0%
782	Intact Financial Corp.	111,916
2,477	Sampo Oyj, Class A (a)	116,878
2,710	Sun Life Financial, Inc.	126,607
273	Zurich Insurance Group AG (a)	130,821
		486,222
	IT Services – 5.4%
1,442	CGI, Inc. (b)	138,972
4,700	Nomura Research Institute Ltd. (a)	109,922
800	Obic Co., Ltd. (a)	126,715
		375,609
	Leisure Products – 1.6%
5,100	Bandai Namco Holdings, Inc. (a)	109,952
	Machinery – 2.2%
702	Schindler Holding AG (a)	155,548
	Personal Care Products – 4.2%
366	L’Oreal S.A. (a)	163,544
2,511	Unilever PLC (a)	130,118
		293,662
	Pharmaceuticals – 6.9%
4,700	Chugai Pharmaceutical Co., Ltd. (a)	116,055
710	Merck KGaA (a)	132,369
1,456	Novartis AG (a)	133,688
344	Roche Holding AG (a)	98,295
		480,407
	Professional Services – 5.6%
4,744	Bureau Veritas S.A. (a)	136,307
52	SGS S.A. (a)	114,699
1,124	Wolters Kluwer N.V. (a)	141,890
		392,896
	Real Estate Management & Development – 1.7%
1,200	Daito Trust Construction Co., Ltd. (a)	119,556
	Software – 4.1%
81	Constellation Software, Inc.	152,285

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
13,994	Sage Group (The) PLC (a)	$134,293
		286,578
	Technology Hardware, Storage & Peripherals – 2.0%
2,857	Samsung Electronics Co., Ltd. (a)	141,281
	Textiles, Apparel & Luxury Goods – 4.7%
250	Kering S.A. (a)	163,107
180	LVMH Moet Hennessy Louis Vuitton SE (a)	165,223
		328,330
	Trading Companies & Distributors – 4.1%
1,930	Brenntag SE (a)	145,245
3,676	Bunzl PLC (a)	138,852
		284,097
	Total Investments – 95.1%	6,641,639
	(Cost $6,163,613)
	Net Other Assets and Liabilities – 4.9%	340,497
	Net Assets – 100.0%	$6,982,136

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $5,756,913 or 82.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.

Currency Exposure Diversification	% of Total Investments
Euro	23.9%
Japanese Yen	20.6
Swiss Franc	15.6
Canadian Dollar	13.3
British Pound Sterling	11.9
Australian Dollar	5.8
South Korean Won	4.3
Hong Kong Dollar	2.3
Danish Krone	2.3
Total	100.0%

Country Allocation†	% of Net Assets
Japan	19.6%
Switzerland	14.8
Canada	12.7
United Kingdom	11.3
France	11.0
Germany	5.9
Australia	5.6
South Korea	4.1
Netherlands	4.1
Hong Kong	2.2
Denmark	2.1
Finland	1.7
Total Investments	95.1
Net Other Assets and Liabilities	4.9
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 106,017	$ 106,017	$ —	$ —
Consumer Staples Distribution & Retail	131,878	131,878	—	—
Ground Transportation	117,051	117,051	—	—
Insurance	486,222	238,523	247,699	—
IT Services	375,609	138,972	236,637	—
Software	286,578	152,285	134,293	—
Other Industry Categories*	5,138,284	—	5,138,284	—
Total Investments	$ 6,641,639	$ 884,726	$ 5,756,913	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Variable Insurance Trust
March 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2023 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Portfolio”) is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC or its affiliates (“Licensor”).  Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio.  Licensor’s only relationship to First Trust Advisors L.P. (“First Trust”) is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate CoreTM Index which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate CoreTM Index.  Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash.  Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital StrengthTM Index and/or The International Capital StrengthTM Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength Portfolio and the First Trust International Capital Strength Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED,

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2023 (Unaudited)
AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.